UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-00749

STONEBRIDGE FUNDS TRUST

(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203

(Address of principal executive offices) (Zip code)

Richard C. Barrett, President

1290 Broadway, Suite 1100

Denver, Colorado 80203

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 623-2577

Date of fiscal year end: October 31

Date of reporting period: November 1, 2012 – January 31, 2013

Item 1 – Schedule of Investments.

STATEMENT OF INVESTMENTS
SMALL-CAP GROWTH FUND (SBAGX)	January 31, 2013
(Unaudited)

	Shares	Market Value
COMMON STOCKS (98.39%)
BASIC MATERIALS - (2.80%)
Mining (2.80%)
Allied Nevada Gold Corp.**	6,800	$161,092

TOTAL BASIC MATERIALS		161,092

CONSUMER DISCRETIONARY - (9.13%)
Consumer Electronics (2.51%)
Harman International Industries, Inc.	3,225	144,415

Education Services (0.83%)
Grand Canyon Education, Inc.**	2,000	47,720

Retail (3.32%)
Coinstar, Inc.**	3,750	190,800

Special Consumer Services (2.47%)
Steiner Leisure Ltd.**	3,150	141,908

TOTAL CONSUMER DISCRETIONARY		524,843

CONSUMER STAPLES - (2.12%)
Specialty Foods/Distribution (2.12%)
Chefs’ Warehouse, Inc.**	7,350	121,937

TOTAL CONSUMER STAPLES		121,937

ENERGY - (9.43%)
Oil & Gas - Drilling (0.99%)
Atwood Oceanics, Inc.**	1,075	56,728

Oil & Gas - Exploration & Production (4.50%)
Carrizo Oil & Gas, Inc.**	8,000	171,840
Kodiak Oil & Gas Corp.**	9,450	86,940

		258,780

Oil & Gas Equipment & Services (2.02%)
Superior Energy Services, Inc.**	4,650	116,111

Oil & Gas Services (1.92%)
McDermott International, Inc.**	9,050	110,138

TOTAL ENERGY		541,757

FINANCIALS - (5.76%)
Asset Management (1.63%)
Waddell & Reed Financial, Inc., Class A	2,350	93,295

Diversified Financial Services (2.15%)
Higher One Holdings, Inc.**	11,750	123,728

	Shares	Market Value
Investment Bank & Brokerage (1.98%)
FXCM, Inc., Class A	9,500	$113,905

TOTAL FINANCIALS		330,928

HEALTH CARE - (28.38%)
Biotechnology (1.02%)
ImmunoGen, Inc.**	4,100	58,712

Distribution/Wholesale (0.48%)
Owens & Minor, Inc.	900	27,549

Health Care - Equipment (3.64%)
Volcano Corp.**	8,350	209,084

Health Care - Facilities (1.99%)
VCA Antech, Inc.**	5,300	114,480

Health Care - Services (8.61%)
Accretive Health, Inc.**	9,800	126,518
Genomic Health, Inc.**	5,150	144,457
HMS Holdings Corp.**	5,850	159,471
IPC The Hospitalist Co., Inc.**	1,500	63,960

		494,406

Health Care - Supplies (2.98%)
Merit Medical Systems, Inc.**	12,350	171,295

Life Science Tools (3.81%)
Luminex Corp.**	11,900	218,722

Medical Equipment (1.09%)
Align Technology, Inc.**	2,000	62,720

Pharmaceuticals (4.76%)
Cumberland Pharmaceuticals, Inc.**	15,500	65,100
Emergent Biosolutions, Inc.**	3,400	54,570
Spectrum Pharmaceuticals, Inc.	12,200	153,842

		273,512

TOTAL HEALTH CARE		1,630,480

INDUSTRIALS - (12.40%)
Aerospace/Defense (1.07%)
Dynamic Materials Corp.	3,700	61,494

Commercial Services (6.13%)
Mistras Group, Inc.**	8,075	177,811
Ritchie Bros Auctioneers, Inc.	7,950	174,185

		351,996

Construction & Engineering (1.43%)
Aegion Corp.**	3,500	82,320

Machinery - Construction & Farming (2.62%)
Titan International, Inc.	6,200	150,598

	Shares	Market Value
Machinery - Diversified (1.15%)
Chart Industries, Inc.**	1,000	$66,190

TOTAL INDUSTRIALS		712,598

INFORMATION TECHNOLOGY - (28.37%)
Communications Equipment (5.44%)
Acme Packet, Inc.**	5,300	128,101
Riverbed Technology, Inc.**	9,500	184,300

		312,401

Distribution/Wholesale (3.90%)
Tech Data Corp.**	4,400	224,004

Electronic Components (3.09%)
Dolby Laboratories, Inc., Class A	5,500	177,705

Semiconductors (4.89%)
EZchip Semiconductor Ltd.**	5,600	172,424
TriQuint Semiconductor, Inc.**	20,700	108,675

		281,099

Software (11.05%)
Jive Software, Inc.**	5,750	88,147
LogMeIn, Inc.**	6,450	146,415
Monotype Imaging Holdings, Inc.	4,700	84,976
PTC, Inc.**	5,150	119,377
Saba Software, Inc.**	13,750	127,325
Zix Corp.**	21,000	68,460

		634,700

TOTAL INFORMATION TECHNOLOGY		1,629,909

TOTAL COMMON STOCKS (Cost $5,158,506)		5,653,544

MONEY MARKET MUTUAL FUNDS (5.90%)
Federated Treasury Obligations Money Market Fund - Institutional Class (0.01% 7 Day Yield)	339,134	339,134

TOTAL MONEY MARKET MUTUAL FUNDS (Cost $339,134)		339,134

TOTAL INVESTMENTS (104.29%) (Cost $5,497,640)		$5,992,678
LIABILITIES IN EXCESS OF OTHER ASSETS (-4.29%)		(246,628)

NET ASSETS (100.00%)		$5,746,050

** Non Income Producing Security.

Ltd. - Limited.

See Notes to Quarterly Statement of Investments.

STATEMENT OF INVESTMENTS
INSTITUTIONAL SMALL-CAP GROWTH FUND (SBSCX)	January 31, 2013
(Unaudited)

	Shares	Market Value
COMMON STOCKS (98.63%)
BASIC MATERIALS - (2.82%)
Mining (2.82%)
Allied Nevada Gold Corp.**	16,000	$379,040

TOTAL BASIC MATERIALS		379,040

CONSUMER DISCRETIONARY - (9.13%)
Consumer Electronics (2.51%)
Harman International Industries, Inc.	7,550	338,089

Education Services (0.84%)
Grand Canyon Education, Inc.**	4,750	113,335

Retail (3.30%)
Coinstar, Inc.**	8,725	443,928

Special Consumer Services (2.48%)
Steiner Leisure Ltd.**	7,400	333,370

TOTAL CONSUMER DISCRETIONARY		1,228,722

CONSUMER STAPLES - (2.14%)
Specialty Foods/Distribution (2.14%)
Chefs’ Warehouse, Inc.**	17,350	287,837

TOTAL CONSUMER STAPLES		287,837

ENERGY - (9.50%)
Oil & Gas - Drilling (1.00%)
Atwood Oceanics, Inc.**	2,550	134,563

Oil & Gas - Exploration & Production (4.54%)
Carrizo Oil & Gas, Inc.**	19,000	408,120
Kodiak Oil & Gas Corp.**	22,000	202,400

		610,520

Oil & Gas Equipment & Services (2.03%)
Superior Energy Services, Inc.**	10,950	273,422

Oil & Gas Services (1.93%)
McDermott International, Inc.**	21,300	259,221

TOTAL ENERGY		1,277,726

FINANCIALS - (5.80%)
Asset Management (1.65%)
Waddell & Reed Financial, Inc., Class A	5,575	221,328

Diversified Financial Services (2.17%)
Higher One Holdings, Inc.**	27,750	292,207

	Shares	Market Value
Investment Bank & Brokerage (1.98%)
FXCM, Inc., Class A	22,200	$266,178

TOTAL FINANCIALS		779,713

HEALTH CARE - (28.41%)
Biotechnology (1.02%)
ImmunoGen, Inc.**	9,550	136,756

Distribution/Wholesale (0.48%)
Owens & Minor, Inc.	2,125	65,046

Health Care - Equipment (3.63%)
Volcano Corp.**	19,525	488,906
Health Care - Facilities (1.99%)
VCA Antech, Inc.**	12,400	267,840

Health Care - Services (8.59%)
Accretive Health, Inc.**	22,450	289,829
Genomic Health, Inc.**	12,025	337,301
HMS Holdings Corp.**	13,725	374,144
IPC The Hospitalist Co., Inc.**	3,600	153,504

		1,154,778

Health Care - Supplies (2.98%)
Merit Medical Systems, Inc.**	28,950	401,537

Life Science Tools (3.85%)
Luminex Corp.**	28,150	517,397

Medical Equipment (1.10%)
Align Technology, Inc.**	4,700	147,392

Pharmaceuticals (4.77%)
Cumberland Pharmaceuticals, Inc.**	36,500	153,300
Emergent Biosolutions, Inc.**	8,050	129,202
Spectrum Pharmaceuticals, Inc.	28,500	359,385

		641,887

TOTAL HEALTH CARE		3,821,539

INDUSTRIALS - (12.38%)
Aerospace/Defense (1.08%)
Dynamic Materials Corp.	8,700	144,594

Commercial Services (6.14%)
Mistras Group, Inc.**	18,975	417,830
Ritchie Bros Auctioneers, Inc.	18,600	407,526

		825,356

Construction & Engineering (1.43%)
Aegion Corp.**	8,200	192,864

Machinery - Construction & Farming (2.62%)
Titan International, Inc.	14,525	352,812

	Shares	Market Value
Machinery - Diversified (1.11%)
Chart Industries, Inc.**	2,250	$148,927

TOTAL INDUSTRIALS		1,664,553

INFORMATION TECHNOLOGY - (28.45%)
Communications Equipment (5.49%)
Acme Packet, Inc.**	12,500	302,125
Riverbed Technology, Inc.**	22,500	436,500

		738,625

Distribution/Wholesale (3.89%)
Tech Data Corp.**	10,275	523,100

Electronic Components (3.10%)
Dolby Laboratories, Inc., Class A	12,900	416,799

Semiconductors (4.90%)
EZchip Semiconductor Ltd.**	13,075	402,579
TriQuint Semiconductor, Inc.**	48,750	255,938

		658,517

Software (11.07%)
Jive Software, Inc.**	13,500	206,955
LogMeIn, Inc.**	15,250	346,175
Monotype Imaging Holdings, Inc.	11,050	199,784
PTC, Inc.**	11,825	274,103
Saba Software, Inc.**	32,500	300,950
Zix Corp.**	49,325	160,800

		1,488,767

TOTAL INFORMATION TECHNOLOGY		3,825,808

TOTAL COMMON STOCKS (Cost $12,106,125)		13,264,938

MONEY MARKET MUTUAL FUNDS (5.42%)
Federated Treasury Obligations Money Market Fund - Institutional Class (0.01% 7 Day Yield)	728,500	728,500

TOTAL MONEY MARKET MUTUAL FUNDS (Cost $728,500)		728,500

TOTAL INVESTMENTS (104.05%) (Cost $12,834,625)		$13,993,438
LIABILITIES IN EXCESS OF OTHER ASSETS (-4.05%)		(544,830)

NET ASSETS (100.00%)		$13,448,608

** Non Income Producing Security.

Ltd. - Limited.

See Notes to Quarterly Statement of Investments.

NOTES TO QUARTERLY STATEMENTS OF INVESTMENTS

January 31, 2013 (Unaudited)

1. ORGANIZATION:

Organization and Nature of Operations — Stonebridge Funds Trust (“the Trust”) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company organized as a Delaware statutory trust. The Trust currently has two active investment portfolios, the Stonebridge Institutional Small-Cap Growth Fund and the Stonebridge Small-Cap Growth Fund, each referred to as a “Series” or a “Fund” of the Trust. Stonebridge Institutional Small-Cap Growth Fund, also referred to as the Institutional Fund, and the Stonebridge Small-Cap Growth Fund, also referred to as the Small-Cap Fund, seek long-term growth of capital, with the production of short-term income as a secondary objective, through investing at least 80% of the Fund’s assets in companies with smaller market capitalizations (defined as companies with market capitalizations at the time of purchase in the range of $100 million to $3 billion) and generally investing in companies with strong balance sheets, high/growing return on invested capital, positive free cash flow, and earnings growth in excess of 20%.

On February 15, 2013 a shareholder meeting was held by the Trust, whereby the shareholders of each Fund approved an agreement and plan of reorganization that resulted in each Fund being reorganized into a newly-created series of Financial Investors Trust.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

Use of Estimates — The preparation of each Series’ financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the amounts reported in these financial statements and accompanying notes. Actual results could differ from those estimates.

Security Valuation — Securities listed or traded on a registered securities exchange are valued at the last reported sales price on the day of computation or, if there is not a sale that day, the mean between the closing bid and asked price is used. For securities that are traded on NASDAQ, the NASDAQ Official Closing Price is used. Where market quotations of non-NASDAQ over-the-counter stocks or other securities are readily available, the mean between the bid and asked price is used. Short-term debt securities with maturities of less than 60 days are valued at amortized cost, which generally equals market value. Other securities for which quotations are not readily available are valued at fair value as determined in good faith by the Funds’ Fair Value Committee in accordance with the methods approved by the Board of Trustees. For instance, if trading in a security has been halted or suspended or a security has been delisted from a national exchange, if a security has not been traded for an extended period of time, or if a significant event with respect to a security occurs after the close of the market or exchange on which the security principally trades and before the time the Trust calculates the Funds’ net asset value, the Fair Value Committee will determine the security’s fair value. In making a determination of the value of the security, the Committee will consider factors such as the fundamental analytical data relating to the security, forces affecting the market in which the security is purchased and sold, the price, yield and extent of public or private trading in similar securities of the issuer or comparable companies, and other relevant factors.

Fair Value Measurements — In accordance with GAAP, the Funds use a three-tier hierarchy to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Level 1-	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2-

Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3-

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Various inputs are used in determining the value of the Funds’ investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards.

The following is a summary of the inputs used as of January 31, 2013 in valuing the Funds’ investments carried at value:

Institutional Small-Cap Growth Fund (SBSCX)

	Valuation Inputs

Investments in Securities at Value*	Level 1	Level 2	Level 3	Total

Common Stocks	$13,264,938	$–	$–	$13,264,938
Money Market Mutual Funds	728,500	–	–	728,500

Total	$13,993,438	$–	$–	$13,993,438

Small-Cap Growth Fund (SBAGX)

	Valuation Inputs

Investments in Securities at Value*	Level 1	Level 2	Level 3	Total

Common Stocks	$5,653,544	$–	$–	$5,653,544
Money Market Mutual Funds	339,134	–	–	339,134

Total	$5,992,678	$–	$–	$5,992,678

*For detailed industry descriptions, see the accompanying Statement of Investments.

The Funds recognize transfers between levels as of the beginning of the fiscal year. There were no transfers between Level 1 and Level 2 as of January 31, 2013. For the period ended January 31, 2013, the Funds did not have significant unobservable inputs (Level 3) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used is not applicable.

3. UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS:

The amount of net unrealized appreciation and the cost of investment securities for tax purposes, including short-term securities, at January 31, 2013 were as follows:

	Stonebridge Institutional Small-Cap Growth Fund	Stonebridge Small-Cap Growth Fund
Gross appreciation (excess of value over tax cost)	$1,266,336	$537,719
Gross depreciation (excess of tax cost over value)	(195,436)	(82,560)

Net unrealized appreciation	1,070,900	455,159
Cost of investments for income tax purposes	$12,922,538	$5,537,519

Item 2 - Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

STONEBRIDGE FUNDS TRUST

By:	/s/ Richard C. Barrett
Richard C. Barrett
President, Principal Executive
Officer

Date:	March 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Richard C. Barrett
Richard C. Barrett
President, Principal Executive
Officer

Date:	March 26, 2013

By:	/s/ Debra L. Newman
Debra L. Newman
Treasurer, Principal Financial
Officer

Date:	March 26, 2013